Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment
Schedule of property plant and equipment

		Plant,	Office
	Land and	machinery	equipment
	buildings	and other	and vehicles	Total
	€m	€m	€m	€m
Cost
At January 1, 2016	761	2,855	51	3,667
Acquisitions (Note 24)	171	461	—	632
Additions	3	315	5	323
Impairment	—	(8)	—	(8)
Disposals	(6)	(192)	(10)	(208)
Transfers	13	(29)	16	—
Exchange	(9)	(43)	(1)	(53)
At December 31, 2016	933	3,359	61	4,353
Depreciation
At January 1, 2016	(174)	(1,161)	(25)	(1,360)
Charge for the year	(26)	(299)	(9)	(334)
Disposals	4	191	9	204
Exchange	6	41	1	48
At December 31, 2016	(190)	(1,228)	(24)	(1,442)
Net book value
At December 31, 2016	743	2,131	37	2,911
Cost
At January 1, 2017	933	3,359	61	4,353
Additions	7	447	5	459
Impairment (Note 4)	—	(46)	—	(46)
Disposals	(4)	(142)	(9)	(155)
Transfers	10	(8)	6	8
Exchange	(34)	(156)	(4)	(194)
At December 31, 2017	912	3,454	59	4,425
Depreciation
At January 1, 2017	(190)	(1,228)	(24)	(1,442)
Charge for the year	(31)	(336)	(9)	(376)
Disposals	2	139	9	150
Transfers	1	(2)	1	—
Exchange	3	46	2	51
At December 31, 2017	(215)	(1,381)	(21)	(1,617)
Net book value
At December 31, 2017	697	2,073	38	2,808

Schedule of operating lease commitments

	Year ended December 31,
	2017	2016	2015
	€m	€m	€m
Plant and machinery	5	5	5
Land and buildings	19	24	21
Office equipment and vehicles	10	9	8
	34	38	34

Schedule of commitments under non cancellable operating leases

	At December 31,
	2017	2016	2015
	€m	€m	€m
Not later than one year	29	30	27
Later than one year and not later than five years	64	69	69
Later than five years	67	68	67
	160	167	163

Schedule of capital commitments

	At December 31,
	2017	2016	2015
	€m	€m	€m
Contracted for	84	110	30
Not contracted for	12	19	6
	96	129	36